Inventories (Details Textual) - INR (₨) ₨ in Thousands	Mar. 31, 2019	Mar. 31, 2018
Disclosure Of Inventories [Abstract]
Inventories pledged as security for liabilities	₨ 1,715,314	₨ 645,414